GOING CONCERN (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
GOING CONCERN
Net Loss	$ (4,079)	$ (6,310,346)
Reported cash	2,639,003
Cash flow from operating activity	2,639,003	$ (4,000,579)
Cash and cash equivalents	3,716,932		$ 6,679,077
Short-term investments	3,959,456		$ 3,082,990
Current liabilities	$ 10,280,457